Share-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
TOI Parent Inc.
Share-based Compensation Arrangement by Share-based Payment Award
Share-Based Compensation

Note 14.  Share-Based Compensation

Non-Qualified Stock Option Plan

On January 2, 2019, the Company issued and adopted the 2019 Non-Qualified Stock Option Plan (“the Plan”) to incentivize directors, consultants, advisors, and other key employees of the Company and its subsidiaries to continue their association by providing opportunities to participate in the ownership and further growth of the Company. The Plan provides for the grant of options (“the Stock Options”) to acquire common shares of the Company. The Company issued immaterial amounts of stock options to non-employees for the nine months ended September 30, 2021 and the year ended December 31, 2020.

Stock Options are exercised from the pool of shares designated by the appropriate Committee of the Board of Directors. The grant-date fair value of each option award is estimated on the date of grant using the Black-Scholes-Merton option-pricing model. The grant date fair value of the service vesting and the performance vesting options is recognized as an expense over the requisite service period and upon the achievement of the performance condition deemed probable of being achieved, respectively. The exercise price of each Stock Option shall be determined by the Committee and may not be less than the fair market value of the common shares on the date of grant. Stock Options have 10-year terms, after which they expire and are no longer exercisable.

The total number of common shares for which Stock Options may be granted under the Plan shall not exceed 13,640. The Plan was amended on November 6, 2020, pursuant to which the total number of common shares for which Stock Options may be granted under the Plan shall not exceed 15,640. At September 30, 2021, there were 399,900 common shares of the Company authorized and unissued.

The weighted average assumptions used in the Black-Scholes-Merton option-pricing model for the 2021 Stock Options are provided in the following table:

9 Months Ended
09/30/2021
Valuation assumptions
Expected dividend yield	—%
Expected volatility	38.6% and 40.2%
Risk-free interest rate	0.76% to 1.12%
Expected term (years)	7

Stock option activity during the periods indicated is as follows:

			Weighted
		Weighted	average	Aggregate
	Number	average	remaining	intrinsic
Stock options	of shares	exercise price	contractual term	value
Balance at January 1, 2021	14,860	$497.95
Granted	2,023	630.00
Exercised	—
Forfeited	(1,215)	504.38
Expired	—
Balance at September 30, 2021	15,668	514.50	8.31	—
Vested options exercisable at September 30, 2021	2,578	$497.03	6.86	—

In June, 2021 the Company and certain participants in the Plan entered into agreements to amend the terms of the Stock Options previously issued to the participant during Q1 and Q2 2021. The amendment primarily related to updating the exercise price, vesting conditions, and the number of Stock Options. The modification to the Stock Options resulted in immaterial incremental share-based compensation expense recorded in the Company’s statement of operations. Total share-based compensation expense for the nine months ended September 30, 2021 and September 30, 2020 was $152,617 and $112,669, respectively, and for the three months ended September 30, 2021 and September 30, 2020, share-based compensation expense was $59,678 and $36,343, respectively.

At September 30, 2021 and September 30, 2020, there was $604,655 and $384,434, respectively, of total unrecognized compensation cost related to unvested service Stock Options granted under the Plan that are expected to vest. That cost is expected to be recognized over a weighted average period of 2.68 and 3.07 years for the 2021 and 2020 unrecognized compensation costs, respectively. At September 30, 2021 and September 30, 2020, there was $1,294,168 and $807,777, respectively, of unrecognized stock compensation related to the unvested performance Stock Options granted under the Plan that are expected to vest. The total fair value of common shares vested for the nine months ended September 30, 2021 and September 30, 2020 was $321,591 and $220,518, respectively, and for the three months ended September 30, 2021 and September 30, 2020, the fair value of common shares vested was $84,813 and $38,759, respectively.

Restricted Stock Awards (“RSAs”)

Additionally, Agajanian Holdings (“Holdings”), a holder of Series A Preferred Shares of the Company, enters into arrangements with physicians employed by TOI CA to issue RSAs which represent Series A Preferred Shares of the Company. The RSAs only have performance vesting requirements linked to the sale of the Company so long as the optionee remains continuously and actively employed by the Company’s subsidiaries through the vesting date.

For the nine months ended September 30, 2021 and the year ended December 31, 2020, Holdings issued 0 and 188 RSAs, respectively. The optionee is not entitled to dividends or distributions from the Company, nor are they entitled to vote. Additionally, the RSA may not be sold, transferred, pledged, or assigned at any time.

No RSAs were issued for the nine months ended September 30, 2021 and the year ended December 31, 2020.

A summary of the activity for the RSAs for the nine months ended September 30, 2021 is shown in the following table:

Number
of shares
Balance at January 1, 2021	238
Granted	—
Forfeited	(4)
Balance at September 30, 2021	234

For the nine months ended September 30, 2021 and September 30, 2020, no compensation costs were recognized related to the RSAs. At September 30, 2021 and September 30, 2020, there was no unrecognized compensation expense related to the RSAs that are expected to vest.

Note 14. Share-Based Compensation

Non-Qualified Stock Option Plan

On January 2, 2019, the Company issued and adopted the 2019 Non-Qualified Stock Option Plan (the “Plan”) to incentivize directors, consultants, advisors, and other key employees of the Company and its subsidiaries to continue their association by providing opportunities to participate in the ownership and further growth of the Company. The Plan provides for the grant of options (the “Stock Options”) to acquire common shares of the Company. The Company issued immaterial amounts of stock options to non- employees for the years ended December 31, 2020 and 2019.

Stock Options are exercised from the pool of shares designated by the appropriate Committee of the Board of Directors. The grant-date fair value of each option award is estimated on the date of grant using the Black-Scholes-Merton option-pricing model. The grant date fair value of the service vesting and the performance vesting options is recognized as an expense over the requisite service period and upon the achievement of the performance condition deemed probable of being achieved, respectively. The exercise price of each Stock Option shall be determined by the Committee and may not be less than the fair market value of the common shares on the date of grant. Stock Options have 7-year terms, after which they expire and are no longer exercisable.

The total number of common shares for which Stock Options may be granted under the Plan shall not exceed 13,640. The Plan was amended on November 6, 2020, pursuant to which the total number of common shares for which Stock Options may be granted under the Plan shall not exceed 15,640. At December 31, 2020 and 2019, there were 399,900 and 400,000, respectively, common shares of the Company authorized and unissued.

Stock Options become vested upon fulfillment of either service vesting conditions, performance vesting conditions, or both, as determined by the award agreement entered into by the Company and optionee. The service vesting requirement states that: (i) 25% of the service vesting options shall vest on the first anniversary of the grant date and (ii) the remaining 75% shall vest on an equal monthly-basis, so long as the optionee has remained continuously employed by the Company from the date of the award through the fourth anniversary of the grant date. The performance vesting requirement states that Stock Options shall vest upon sale of the Company only if the optionee has been continuously employed by the Company or its subsidiaries from the grant date through the date of such sale of the Company. For the awards vesting based on service conditions only and that have a graded vesting schedule, the Company recognizes compensation expense for vested awards in earnings, net of actual forfeitures in the period they occur, on a straight-line basis over the requisite service period.

The weighted average assumptions used in the Black-Scholes-Merton option-pricing model for the 2020 and 2019 Stock Options are provided in the following table:

	2020	2019
Valuation assumptions
Expected dividend yield	—%	—%
Expected volatility	35.00% to 40.20%	54.30%
Risk-free interest rate	0.51% to 2.62%	1.60% to 2.62%
Expected term (years)	7	7

Stock option activity during the periods indicated is as follows:

		Weighted	Weighted average
	Number of	average exercise	remaining	Aggregate
Stock options	shares	price	contractual term	intrinsic value
Balance at January 1, 2020	9,965.00	$496.10
Granted	7,170.00	499.94
Exercised	(100.00)	496.10
Forfeited	(2,175.00)	496.10
Expired	—	—
Balance at December 31, 2020	14,860.00	$497.95	8.94	$—
Vested Options Exercisable at December 31, 2020	1,270.00	$496.10	8.25	$—

		Weighted	Weighted average
	Number of	average exercise	remaining	Aggregate
Stock options	shares	price	contractual term	intrinsic value
Balance at January 1,2019	—	$—
Granted	13,945.00	496.10
Exercised	—	—
Forfeited	(3,980.00)	496.10
Expired	—	—
Balance at December 31, 2019	9,965.00	$496.10	9.39	$—
Vested Options Exercisable at December 31, 2019	318.75	$496.10	8.70	$—

Total share-based compensation expense during the years ended December 31, 2020 and 2019 was $150,796 and $94,007, respectively.

At December 31, 2020 and 2019, there was $492,014 and $506,688, respectively, of total unrecognized compensation cost related to unvested service Stock Options granted under the Plan that are expected to vest. That cost is expected to be recognized over a weighted average period of 3.05 and 3.38 years for the 2020 and 2019 unrecognized compensation costs, respectively. At December 31, 2020 and 2019, there was $1,200,153 and $762,256 of unrecognized stock compensation related to unvested performance Stock Options granted under the plan that are expected to vest. The total fair value of common shares vested during the years ended December 31, 2020 and 2019 was $97,696 and $291,555, respectively.

Restricted Stock Awards (“RSAs”)

Agajanian Holdings (“Holdings”), a holder of Series A Preferred Shares of the Company, enters into arrangements with physicians employed by the Practice to issue RSAs which represent Series A Preferred Shares of the Company. The RSAs only have performance vesting requirements linked to the sale of the Company so long as the optionee remains continuously and actively employed by the Company’s subsidiaries through the vesting date.

For the years ended December 31, 2020 and 2019, Holdings issued 188 and 100 RSAs, respectively. The optionee is not entitled to dividends or distributions from the Company, nor are they entitled to vote.Additionally, the RSA may not be sold, transferred, pledged, or assigned at any time.

The grant date fair value of the RSAs for the years ended December 31, 2020 and 2019 was determined to be $4,874 based on the fair value of the Series A Preferred Shares at that date.

A summary of the activity for the RSAs for the years ended December 31, 2020 and 2019 are shown in the following table:

Number of
shares
Balance at January 1,2020	93
Granted	188
Forfeited	(43)
Balance at December 31, 2020	238

Number of
shares
Balance at January 1, 2019	—
Granted	100
Forfeited	(7)
Balance at December 31, 2019	93

The sale of the Company is not considered probable until consummation of the transaction, and therefore, for the years ending December 31, 2020 and 2019, no compensation costs were recognized related to the RSAs. As of December 31, 2020 and 2019, there was $1,159,977 and $453,269 of unrecognized compensation expense related to the RSAs that are expected to vest.

2020 Sale Bonus Plan

Starting December, 2020, the Company issued bonus awards under the 2020 Sale Bonus Plan (the “Bonus Plan”) along with the Stock Options with performance vesting conditions to certain physicians of the Practice. The Stock Options and the bonus awards under the Bonus Plan vest upon the sale of the Company. The bonus award the optionee is eligible for is equal to the exercise price of the Stock Option, and is intended to incentivize the physicians to remain employed with the Practice.

The Company accounts for the bonus awards in accordance with ASC Topic No. 710, Compensation — General (“ASC 710”). The sale of the Company is not considered probable until consummation of the transaction, and therefore, for the year ended December 31, 2020, no liability associated with the bonus awards have been recognized by the Company.